Cover	Nov. 02, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 02, 2026
Entity File Number	000-23661
Entity Registrant Name	Rockwell Medical, Inc.
Entity Central Index Key	0001041024
Entity Tax Identification Number	38-3317208
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	30142 S. Wixom Road
Entity Address, City or Town	Wixom
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48393
City Area Code	248
Local Phone Number	960-9009
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	RMTI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false